Segment information - Segment investments - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
CAPEX	€ 7,209	€ 6,971	€ 6,486
Telecommunications licenses	318	1,521	1,285
Finance leases	43	91	43
Total investments	7,570	8,583	7,814
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	7,148	6,956	6,486
Telecommunications licenses	318	1,521	1,285
Finance leases	43	91	43
Total investments	7,509	8,568	7,814
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	3,451	3,421	3,097
Telecommunications licenses	11		954
Finance leases	1
Total investments	3,463	3,421	4,051
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	2,012	1,960	1,783
Telecommunications licenses	10	779	114
Finance leases	15	8	18
Total investments	2,037	2,747	1,915
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	1,115	1,086	864
Telecommunications licenses	10	51	25
Finance leases	4	4	5
Total investments	1,129	1,141	894
Poland, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	443	455	463
Telecommunications licenses		719
Finance leases	11	4	13
Total investments	454	1,178	476
Belgium and Luxembourg, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	188	168	193
Telecommunications licenses			76
Total investments	188	168	269
Central European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	266	251	263
Telecommunications licenses		9	13
Total investments	266	260	276
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	1,021	962	922
Telecommunications licenses	297	742	217
Finance leases	1	4
Total investments	1,319	1,708	1,139
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	382	336	325
Finance leases	24	24	23
Total investments	406	360	348
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	282	277	359
Finance leases	2	55	2
Total investments	284	332	€ 361
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
CAPEX	61	15
Total investments	€ 61	€ 15